BlackRock Large Cap Growth Retirement Portfolio
Fund Overview Key Facts About BlackRock Large Cap Growth Retirement Portfolio
Investment Objective
The investment objective of BlackRock Large Cap Growth Retirement Portfolio (“Retirement Growth Fund” or the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of Retirement Growth Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BlackRock Large Cap Growth Retirement Portfolio Class K Shares
Management Fee	[1]	0.50%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	2.33%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	2.84%
Fee Waivers and/or Expense Reimbursements	[1][2]	(2.16%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.68%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Retirement Growth Fund and Retirement Growth Fund’s share of the allocated expenses of Master Large Cap Growth Portfolio (“Master Growth Portfolio” or the “Portfolio”), a series of Master Large Cap Series LLC. Management Fees are paid by Master Growth Portfolio.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 27-31, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses with respect to Retirement Growth Fund in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.67% of average daily net assets until February 1, 2015. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BlackRock Large Cap Growth Retirement Portfolio Class K Shares	69	675	1,307	3,010

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Retirement Growth Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, the Russell 1000® Growth Index. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 28, 2013, the most recent rebalance date, the lowest market capitalization in this group was $3.8 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

The Fund is a “feeder” fund that invests all of its assets in Master Growth Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Portfolio. For simplicity, the prospectus uses the terms “Retirement Growth Fund” or “Fund” (as applicable) to include the Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Retirement Growth Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The returns for Class K Shares of Retirement Growth Fund prior to their inception date of January 3, 2008 are based upon the performance of Institutional Shares of BlackRock Large Cap Growth Fund, a series of the Corporation which is also a feeder fund into Master Growth Portfolio. The returns shown are adjusted to reflect the annual fund operating expenses of Class K Shares of the Fund.

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Class K Share performance to that of the Russell 1000® Growth Index. As with all such investments, past performance is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS Retirement Growth Fund As of 12/31
[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.79% (quarter ended March 31, 2012) and the lowest return for a quarter was –19.24% (quarter ended September 30, 2011).
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns BlackRock Large Cap Growth Retirement Portfolio	1 Year	5 Years		10 Years
Class K Shares	33.25%	18.96%	[1]	8.14%	[1]
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	[1]	7.83%	[1]
[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.